UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Chilton Strategic European Equities Fund

Semi-Annual Report	April 30, 2017

Investment Adviser: Chilton Investment Company, LLC

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

Sector Weightings†
	Long	Short	Net
Consumer Discretionary	30.5%	(5.2)%	25.3%
Industrials	33.9	(11.0)	22.9
Health Care	16.7	(1.3)	15.4
Financials	12.6	(4.5)	8.1
Information Technology	8.0	(3.5)	4.5
Real Estate	3.9	0.0	3.9
Telecommunication Services	2.4	(1.9)	0.5
Consumer Staples	4.4	(4.4)	0.0
Preferred Stock	1.6	(1.7)	(0.1)
Utilities	0.0	(2.1)	(2.1)
Materials	0.0	(7.4)	(7.4)

Total			71.0
Other Assets and Liabilities, Net			29.0

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 112.4%
	Shares	Value
DENMARK — 2.7%
Pandora	73,626	$7,957,528

FRANCE — 45.7%
Alstom (B)	290,410	9,221,424
Atos (B)	128,376	16,822,763
BNP Paribas (B)	210,202	14,832,886
Criteo ADR *	125,106	6,804,515
Eiffage (B)	109,406	9,267,130
Ipsen (B)	142,603	16,597,820
Orange (B)	456,378	7,059,288
Publicis Groupe (B)	160,415	11,580,033
Safran (B)	163,913	13,573,415
Teleperformance (B)	110,532	13,888,440
Valeo (B)	217,467	15,634,542

		135,282,256

GERMANY — 16.0%
Bayer (B)	108,679	13,448,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Fresenius & KGaA (B)	141,478	$11,467,482
HUGO BOSS (B)	119,451	9,086,146
Rheinmetall (B)	146,339	13,430,057

		47,432,122

IRELAND — 3.8%
DCC (B)	120,365	11,115,460

ITALY — 1.8%
UniCredit	325,776	5,301,729

LUXEMBOURG — 3.9%
Grand City Properties (B)	609,008	11,566,256

NETHERLANDS — 2.3%
GrandVision	263,043	6,868,196

SPAIN — 3.2%
Prosegur Cash * (A)	3,755,808	9,573,420

SWEDEN — 2.5%
Electrolux (B)	250,151	7,430,563

SWITZERLAND — 7.6%
Adecco Group	126,009	9,358,859
Nestle	168,828	13,005,695

		22,364,554

UNITED KINGDOM — 22.9%
Babcock International Group (B)	939,536	10,939,836
Barclays (B)	2,905,036	7,986,140
Beazley (B)	1,605,015	9,142,648
BTG *(B)	869,455	7,663,249
Dixons Carphone (B)	1,664,000	7,230,753
Inchcape (B)	1,294,587	14,327,849
Informa (B)	1,237,958	10,293,869

		67,584,344

Total Common Stock (Cost $285,363,016)		$332,476,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

PREFERRED STOCK — 1.6%
	Shares	Value

GERMANY — 1.6%
Volkswagen (Cost $4,029,794)	28,963	$4,592,018

Total Investments — 114.0% (Cost $289,392,810)		$337,068,446

SECURITIES SOLD SHORT
COMMON STOCK — (41.3)%
	Shares	Value
AUSTRIA — (1.1)%
Lenzing	(16,740)	$(3,121,814)

BELGIUM — (1.1)%
Colruyt	(65,423)	(3,359,804)

DENMARK — (1.0)%
Chr Hansen Holding	(21,408)	(1,442,824)
Nets *	(83,100)	(1,511,518)

		(2,954,342)

FINLAND — (2.2)%
Stora Enso, Cl R	(554,081)	(6,590,885)

FRANCE — (2.7)%
Bureau Veritas	(64,500)	(1,494,077)
Cie Plastic Omnium	(127,696)	(4,995,058)
Edenred	(55,865)	(1,430,369)

		(7,919,504)

GERMANY — (4.3)%
Axel Springer	(53,311)	(2,991,274)
Fraport Frankfurt Airport Services Worldwide	(18,386)	(1,446,013)
HOCHTIEF	(38,163)	(6,875,842)
Symrise	(20,652)	(1,445,834)

		(12,758,963)

IRELAND — (1.1)%
Kerry Group, Cl A	(41,101)	(3,358,747)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — (0.5)%
Intesa Sanpaolo	(489,937)	$(1,427,084)

LUXEMBOURG — (0.5)%
SES, Cl A	(65,100)	(1,423,588)

MALTA — (0.5)%
Kindred Group	(136,100)	(1,411,354)

NORWAY — (1.5)%
Schibsted, Cl A	(183,794)	(4,570,233)

SWEDEN — (3.3)%
Axfood	(319,798)	(5,076,445)
Nibe Industrier, Cl B	(167,300)	(1,482,737)
Sandvik	(210,215)	(3,374,908)

		(9,934,090)

SWITZERLAND — (7.5)%
ABB	(322,451)	(7,894,378)
LafargeHolcim	(76,212)	(4,319,957)
Swisscom	(13,131)	(5,727,492)
Zurich Insurance Group	(15,247)	(4,220,124)

		(22,161,951)

UNITED KINGDOM — (14.0)%
AstraZeneca	(64,661)	(3,883,864)
Balfour Beatty	(402,200)	(1,520,075)
BritVic	(170,100)	(1,465,088)
Cobham	(867,300)	(1,488,411)
easyJet	(98,300)	(1,487,079)
Greene King	(155,500)	(1,512,544)
Halma	(109,500)	(1,493,414)
Hargreaves Lansdown	(345,150)	(6,160,200)
ITV	(518,500)	(1,410,281)
Just Eat *	(191,355)	(1,430,057)
Melrose Industries	(482,577)	(1,478,208)
Micro Focus International	(44,800)	(1,501,689)
Pennon Group	(556,235)	(6,174,145)
Polymetal International	(111,700)	(1,468,442)
Provident Financial	(35,400)	(1,469,040)
Rightmove	(26,900)	(1,458,442)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Spectris	(41,900)	$(1,497,824)
Spirax-Sarco Engineering	(21,832)	(1,470,397)
Whitbread	(28,800)	(1,505,129)
Worldpay Group	(375,177)	(1,457,791)

		(41,332,120)

Total Common Stock (Proceeds $111,605,776)		(122,324,479)

PREFERRED STOCK — (1.7)%

GERMANY — -1.7%
Henkel & KGaA (Proceeds $4,813,228)	(37,584)	(5,117,536)

Securities Sold Short — (43.0)% (Proceeds $116,419,004)		$(127,442,015)

Percentages are based on Net Assets of $295,890,551.

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2017 was $9,573,420 and represents 3.2% of net assets.
(B)	All or portion of the security has been committed as collateral for open short positions.

ADR — American Depositary Receipt

Cl — Class

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — Great British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co, Inc	6/21/17	EUR	1,184,653	GBP	1,013,384	$20,612
Morgan Stanley & Co, Inc	5/3/17-6/5/17	EUR	421,071,439	USD	453,696,056	(5,327,074)
Morgan Stanley & Co, Inc	6/21/17	GBP	17,330,062	EUR	19,853,547	(795,304)
Morgan Stanley & Co, Inc	5/3/17	USD	1,038,018	EUR	971,329	20,219

						$(6,081,547)

For the period ended April 30, 2017, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at April 30, 2017, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	AMADEUS IT GROUP SA	EONIA + 0.50%	Positive Price Return	12/03/18	EUR	$10,765,106	$1,995,648
Morgan Stanley & Co. LLC	CELLNEX TELECOM SA	Negative Price Return	EONIA - 0.50%	12/03/18	EUR	(1,262,423)	(95,434)
Morgan Stanley & Co. LLC	GRIFOLS SA	Negative Price Return	EONIA - 0.50%	12/03/18	EUR	(1,078,122)	(299,878)
Morgan Stanley & Co. LLC	MSCI PAN-EURO CUSTOM BASKET*	Negative Price Return	EONIA - 0.45%	12/15/18	EUR	(81,387,602)	(6,374,019)

							$(4,773,683)

For the period ended April 30, 2017, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*The following table represents the individual common stock exposures compromising the Custom Basket Total Return Swaps as of April 30, 2017.

MSCI Pan - Euro Custom Basket of Securities

Shares	Description	Currency	Net Unrealized Depreciation
(336)	Intesa Sanpaolo SpA	GBP	$(2,522)

(358)	Altice NV	GBP	(2,687)

(373)	Ryanair Holdings PLC	GBP	(2,802)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(374)	Electricite de France SA	GBP	$(2,810)

(380)	SFR Group SA	EUR	(2,855)

(395)	RTL Group SA	EUR	(2,966)

(436)	DONG Energy A/S	EUR	(3,276)

(467)	Bollore SA	GBP	(3,509)

(472)	CNP Assurances	GBP	(3,545)

(487)	MAN SE	EUR	(3,662)

(507)	Sw atch Group AG/The	EUR	(3,810)

(526)	Schindler Holding AG	EUR	(3,955)

(567)	Telecom Italia SpA/Milano	GBP	(4,257)

(593)	Bayerische Motoren Werke AG	EUR	(4,457)

(613)	Proximus SADP	EUR	(4,603)

(672)	Innogy SE	GBP	(5,050)

(689)	Volksw agen AG	GBP	(5,174)

(717)	Evonik Industries AG	EUR	(5,387)

(736)	Bankia SA	EUR	(5,529)

(772)	METRO AG	GBP	(5,802)

(810)	International Consolidated Airlines Group	EUR	(6,084)

(822)	AP Moller - Maersk A/S	GBP	(6,178)

(851)	Fortum OYJ	CHF	(6,394)

(862)	Natixis SA	GBP	(6,476)

(974)	Tenaris SA	EUR	(7,316)

(975)	ABN AMRO Group NV	GBP	(7,322)

(986)	Endesa SA	EUR	(7,404)

(1,006)	EDP - Energias de Portugal SA	GBP	(7,560)

(1,018)	Groupe Bruxelles Lambert SA	CHF	(7,650)

(1,043)	Gas Natural SDG SA	SEK	(7,834)

(1,075)	Kuehne + Nagel International AG	SEK	(8,078)

(1,081)	Coca-Cola European Partners PLC	SEK	(8,122)

(1,096)	Schindler Holding AG	GBP	(8,233)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(1,112)	Heineken Holding NV	GBP	$(8,354)

(1,125)	UniCredit SpA	EUR	(8,453)

(1,137)	Klepierre	EUR	(8,545)

(1,147)	Bouygues SA	CHF	(8,619)

(1,180)	Porsche Automobil Holding SE	EUR	(8,861)

(1,183)	Telecom Italia SpA/Milano	EUR	(8,891)

(1,209)	Altice NV	EUR	(9,080)

(1,230)	Aegon NV	CHF	(9,239)

(1,292)	Luxottica Group SpA	EUR	(9,707)

(1,298)	UCB SA	DKK	(9,748)

(1,320)	Beiersdorf AG	CHF	(9,920)

(1,339)	Coloplast A/S	GBP	(10,058)

(1,377)	Ferrovial SA	GBP	(10,344)

(1,379)	Atlantia SpA	EUR	(10,356)

(1,394)	Telia Co AB	GBP	(10,470)

(1,406)	Carlsberg A/S	EUR	(10,560)

(1,416)	Erste Group Bank AG	EUR	(10,639)

(1,426)	Snam SpA	SEK	(10,714)

(1,465)	Thales SA	SEK	(11,008)

(1,488)	Sw isscom AG	SEK	(11,181)

(1,489)	AP Moller - Maersk A/S	GBP	(11,187)

(1,491)	Abertis Infraestructuras SA	GBP	(11,201)

(1,511)	Dassault Systemes SE	EUR	(11,354)

(1,568)	Aena SA	GBP	(11,781)

(1,595)	Royal Bank of Scotland Group PLC	EUR	(11,980)

(1,597)	Henkel AG & Co KGaA	EUR	(11,997)

(1,600)	Telenor ASA	EUR	(12,018)

(1,623)	SGS SA	EUR	(12,194)

(1,626)	The Sw atch Group AG	EUR	(12,218)

(1,662)	Hermes International	GBP	(12,489)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(1,706)	Associated British Foods PLC	SEK	$(12,813)

(1,708)	Atlas Copco AB	EUR	(12,833)

(1,743)	Sky PLC	GBP	(13,096)

(1,759)	Carrefour SA	EUR	(13,215)

(1,814)	HeidelbergCement AG	GBP	(13,628)

(1,824)	Publicis Groupe SA	SEK	(13,701)

(1,843)	Centrica PLC	EUR	(13,849)

(1,970)	Christian Dior SE	EUR	(14,799)

(1,971)	CaixaBank SA	NOK	(14,804)

(1,998)	Merck KGaA	EUR	(15,011)

(2,012)	DNB ASA	EUR	(15,115)

(2,034)	Kone OYJ	GBP	(15,283)

(2,054)	E.ON SE	GBP	(15,430)

(2,200)	Credit Agricole SA	SEK	(16,526)

(2,253)	Sandvik AB	EUR	(16,925)

(2,302)	Skandinaviska Enskilda Banken AB	EUR	(17,296)

(2,360)	Renault SA	EUR	(17,730)

(2,385)	KBC Group NV	EUR	(17,914)

(2,388)	SSE PLC	SEK	(17,940)

(2,438)	Assicurazioni Generali SpA	GBP	(18,315)

(2,487)	Deutsche Boerse AG	EUR	(18,683)

(2,496)	Legal & General Group PLC	EUR	(18,749)

(2,508)	Fresenius Medical Care AG & Co KGaA	EUR	(18,843)

(2,533)	RELX NV	EUR	(19,031)

(2,544)	Rolls-Royce Holdings PLC	EUR	(19,110)

(2,552)	Tesco PLC	EUR	(19,172)

(2,604)	Telefonaktiebolaget LM Ericsson	EUR	(19,564)

(2,652)	Svenska Cellulosa AB SCA	NOK	(19,921)

(2,689)	Vivendi SA	CHF	(20,200)

(2,705)	Heineken NV	DKK	(20,318)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(2,708)	Experian PLC	SEK	$(20,343)

(2,740)	Investor AB	EUR	(20,587)

(2,820)	Sampo Oyj	GBP	(21,188)

(2,825)	Sw edbank AB	SEK	(21,219)

(2,843)	Svenska Handelsbanken AB	EUR	(21,360)

(2,851)	Akzo Nobel NV	EUR	(21,417)

(2,858)	Assa Abloy AB	EUR	(21,471)

(2,908)	RELX PLC	EUR	(21,844)

(2,940)	Engie SA	EUR	(22,086)

(3,086)	Infineon Technologies AG	CHF	(23,182)

(3,092)	Kering	EUR	(23,229)

(3,095)	Hennes & Mauritz AB	EUR	(23,253)

(3,115)	Amadeus IT Group SA	EUR	(23,403)

(3,136)	Cie Generale des Etablissements Michelin	EUR	(23,556)

(3,194)	Henkel AG & Co KGaA	EUR	(23,994)

(3,211)	Unibail-Rodamco SE	SEK	(24,124)

(3,242)	Continental AG	CHF	(24,356)

(3,293)	Danske Bank A/S	EUR	(24,736)

(3,305)	Atlas Copco AB	EUR	(24,827)

(3,320)	Volvo AB	EUR	(24,939)

(3,391)	BAE Systems PLC	EUR	(25,473)

(3,399)	LafargeHolcim Ltd	EUR	(25,534)

(3,410)	Safran SA	SEK	(25,617)

(3,495)	Koninklijke Ahold Delhaize NV	EUR	(26,257)

(3,498)	Pernod Ricard SA	EUR	(26,275)

(3,535)	Essilor International SA	EUR	(26,553)

(3,549)	Cie de Saint-Gobain	GBP	(26,661)

(3,615)	WPP PLC	EUR	(27,158)

(3,627)	Aviva PLC	EUR	(27,244)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(3,716)	Sw iss Re AG	EUR	$(27,913)

(3,874)	Volksw agen AG	EUR	(29,103)

(3,977)	Credit Suisse Group AG	CHF	(29,878)

(3,984)	CRH PLC	EUR	(29,925)

(4,034)	Standard Chartered PLC	EUR	(30,306)

(4,063)	Orange SA	EUR	(30,523)

(4,064)	Munich Re	USD	(30,531)

(4,092)	NXP Semiconductors NV	EUR	(30,739)

(4,162)	Bayerische Motoren Werke AG	EUR	(31,267)

(4,328)	Koninklijke Philips NV	EUR	(32,517)

(4,361)	Compass Group PLC	EUR	(32,762)

(4,373)	Fresenius SE & Co KGaA	EUR	(32,851)

(4,381)	BT Group PLC	EUR	(32,915)

(4,394)	Nokia OYJ	EUR	(33,008)

(4,394)	Linde AG	EUR	(33,008)

(4,592)	Deutsche Post AG	EUR	(34,495)

(4,772)	Enel SpA	EUR	(35,851)

(4,866)	Intesa Sanpaolo SpA	EUR	(36,553)

(4,905)	Deutsche Bank AG	EUR	(36,846)

(4,920)	Nordea Bank AB	EUR	(36,959)

(4,966)	Adidas AG	EUR	(37,308)

(5,234)	Iberdrola SA	EUR	(39,321)

(5,434)	Danone SA	EUR	(40,818)

(5,489)	Zurich Insurance Group AG	EUR	(41,233)

(5,508)	Industria de Diseno Textil SA	EUR	(41,381)

(5,525)	Societe Generale SA	EUR	(41,507)

(5,668)	Syngenta AG	EUR	(42,578)

(5,671)	Vinci SA	EUR	(42,599)

(5,747)	Cie Financiere Richemont SA	EUR	(43,171)

(5,845)	Schneider Electric SE	EUR	(43,910)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(6,072)	ABB Ltd	EUR	$(45,612)

(6,117)	Barclays PLC	EUR	(45,952)

(6,167)	Air Liquide SA	EUR	(46,329)

(6,169)	Airbus SE	EUR	(46,347)

(6,178)	Imperial Brands PLC	EUR	(46,408)

(6,410)	ASML Holding NV	CHF	(48,157)

(6,414)	National Grid PLC	EUR	(48,185)

(6,606)	L’Oreal SA	EUR	(49,626)

(6,782)	Telefonica SA	EUR	(50,950)

(6,817)	AXA SA	EUR	(51,215)

(6,934)	Banco Bilbao Vizcaya Argentaria SA	EUR	(52,088)

(6,959)	Shire PLC	DKK	(52,275)

(7,540)	Prudential PLC	EUR	(56,645)

(7,559)	Deutsche Telekom AG	EUR	(56,789)

(7,574)	Lloyds Banking Group PLC	DKK	(56,895)

(7,661)	Reckitt Benckiser Group PLC	EUR	(57,551)

(8,233)	UBS Group AG	EUR	(61,848)

(8,312)	ING Groep NV	EUR	(62,443)

(8,686)	Unilever PLC	EUR	(65,249)

(9,024)	Vodafone Group PLC	EUR	(67,789)

(9,071)	LVMH Moet Hennessy Louis Vuitton SE	CHF	(68,147)

(9,445)	Daimler AG	EUR	(70,957)

(9,637)	Diageo PLC	DKK	(72,399)

(9,795)	Novo Nordisk A/S	EUR	(73,583)

(9,843)	BNP Paribas SA	EUR	(73,947)

(9,992)	AstraZeneca PLC	EUR	(75,063)

(11,248)	Unilever NV	EUR	(84,499)

(11,299)	Anheuser-Busch InBev SA/NV	EUR	(84,885)

(11,457)	Allianz SE	CHF	(86,067)

(11,784)	BASF SE	CHF	(88,528)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (concluded)
Shares	Description	Currency	Net Unrealized Depreciation
(12,537)	Banco Santander SA	CHF	$(94,179)

(12,874)	GlaxoSmithKline PLC	EUR	(96,710)

(12,978)	SAP SE	EUR	(97,491)

(13,473)	Bayer AG	EUR	(101,213)

(14,410)	Sanofi	CHF	(108,255)

(14,439)	Siemens AG	EUR	(108,467)

(16,565)	British American Tobacco PLC	CHF	(124,440)

(21,572)	HSBC Holdings PLC	CHF	(162,056)

(22,632)	Novartis AG	DKK	(170,021)

(24,213)	Roche Holding AG	CHF	(181,893)

(31,583)	Nestle SA	DKK	(237,264)
Subtotal			(6,068,368)

Accrued Income			(305,651)
Total			$(6,374,019)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $289,392,810)	$337,068,446
Foreign Currency, at Value (Cost $88,706,259)	91,389,068
Receivable for Investment Securities Sold	7,028,815
Unrealized Appreciation on Swap Contracts	1,995,648
Receivable for Capital Shares Sold	903,386
Dividend and Interest Receivable	434,563
Reclaim Receivable	127,804
Deferred Offering Costs (Note 2)	55,991
Unrealized Gain on Forward Foreign Currency Contracts	40,831
Prepaid Expenses	3,211

Total Assets	439,047,763

Liabilities:
Securities Sold Short, at Value (Proceeds $116,419,004)	127,442,015
Unrealized Depreciation on Swap Contracts	6,769,331
Unrealized Loss on Forward Foreign Currency Contracts	6,122,378
Payable for Investment Securities Purchased	1,037,107
Dividend and Interest Payable	903,507
Payable to Investment Adviser	355,004
Unrealized Loss on Foreign Spot Currency Contracts	313,550
Payable for Capital Shares Redeemed	122,827
Payable Due to Custodian	26,231
Payable to Administrator	22,221
Chief Compliance Officer Fees Payable	1,166
Payable to Trustees	219
Other Accrued Expenses and Other Payables	41,656

Total Liabilities	143,157,212

Net Assets	$295,890,551

Net Assets Consist of:
Paid-in Capital	$279,057,121
Accumulated Net Investment Loss	(3,012,278)
Accumulated Net Realized Loss on Investments, Securities Sold Short, Swap Contracts and Foreign Currency Transactions	(8,319,088)
Net Unrealized Appreciation on Investments and Securities Sold Short	36,652,625
Net Unrealized Depreciation on Swap Contracts	(4,773,683)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(3,714,146)

Net Assets	$295,890,551

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	27,745,843

Net Asset Value, Offering and Redemption Price Per Share*	$10.66

*Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND FOR THE PERIOD ENDED APRIL 30, 2017 (Unaudited) *

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,479,064
Less: Foreign Taxes Withheld	(254,143)

Total Investment Income	1,224,921

Expenses:
Investment Advisory Fees (Note 7)	1,634,447
Administration Fees (Note 6)	103,600
Trustees’ Fees	5,725
Chief Compliance Officer Fees (Note 5)	2,637
Dividend and Interest Expense on Securities Sold Short (Note 2)	1,886,236
Stock Loan Fees (Note 2)	421,953
Transfer Agent Fees (Note 6)	72,282
Offering Costs (Note 2)	25,876
Custodian Fees (Note 6)	21,344
Legal Fees	20,560
Audit Fees	11,719
Registration and Filing Fees	9,317
Other Expenses	21,503

Total Expenses	4,237,199

Net Investment Loss	(3,012,278)

Net Realized Gain (Loss) on:
Investments	3,632,608
Securities Sold Short	(6,421,106)
Swap Contracts	(5,491,561)
Foreign Currency Transactions	(39,029)

Net Realized Loss	(8,319,088)

Net Unrealized Appreciation (Depreciation) on:
Investments	47,675,636
Securities Sold Short	(11,023,011)
Swap Contracts	(4,773,683)
Foreign Currency Translation	(3,714,146)

Net Unrealized Appreciation (Depreciation)	28,164,796

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	19,845,708

Net Increase in Net Assets Resulting from Operations	$16,833,430

*	Commenced operations on November 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2017 (Unaudited)*
Operations:
Net Investment Loss	$(3,012,278)
Net Realized Loss on Investments, Securities Sold Short, Swap Contracts and Foreign Currency Transactions	(8,319,088)
Net Unrealized Appreciation on Investments, Securities Sold Short, Swap Contracts and Foreign Currency Translation	28,164,796

Net Increase in Net Assets Resulting From Operations	16,833,430

Capital Share Transactions:
Issued	297,177,656
Redeemed	(18,120,535)

Net Increase in Net Assets From Capital Share Transactions	279,057,121

Total Increase in Net Assets	295,890,551

Net Assets:
Beginning of Period	–

End of Period (including Accumulated Net Investment Loss of $3,012,278, respectively)	$295,890,551

Shares Transactions:
Issued	29,515,625
Redeemed	(1,769,782)

Net Increase in Shares Outstanding From Share Transactions	27,745,843

*	Commenced operations on November 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Period Ended April 30, 2017(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.12)
Net Realized and Unrealized Gain	0.78

Total from Investment Operations	0.66

Net Asset Value, End of Period	$10.66

Total Return†	6.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$295,891
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales)(2)	3.89%††
Ratio of Net Investment Loss to Average Net Assets	(2.76)%††
Portfolio Turnover Rate	100%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on November 30, 2016.
(2)	Excluding dividend and interest expense on securities sold short and stock loan fees, the ratio to average net assets would have been 1.77%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

 NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the Chilton Strategic European Equities Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a non-diversified investment company. Chilton Investment Company, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund commenced operations on November 30, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$332,476,428	$—	$—	$332,476,428
Preferred Stock	4,592,018	—	—	4,592,018

Total Investments in Securities	$337,068,446	$—	$—	$337,068,446

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(122,324,479)	$—	$—	$(122,324,479)
Preferred Stock	(5,117,536)	—	—	(5,117,536)

Total Liabilities	$(127,442,015)	$—	$—	$(127,442,015)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Appreciation	$—	$40,831	$—	$40,831
Depreciation	—	(6,122,378)	—	(6,122,378)
Total Return Swaps*
Appreciation	—	1,995,648	—	1,995,648
Depreciation	—	(6,769,331)	—	(6,769,331)

Total Investments in Securities	$—	$(10,855,230)	$—	$(10,855,230)

*Forward foreign currency contracts and total return swaps are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2017, the Fund did not hold any level 3 securities.

For the period ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2017.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest are shown on securities sold short as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The premium charged to the Fund is recorded as Stock Loan Fees on the Statement of Operations. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2017, the Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of April 30, 2017, the Fund has entered into total return swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2017, the Fund’s swap agreements were with one counterparty, Morgan Stanley & Co. LLC.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2017, the remaining amount still to be amortized for the Fund was $55,991.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund is reported on the Statement of Changes in Net Assets.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedule of Investments, Statement of Assets and Liabilities and the Statement of Operations.

The fair value of derivative instruments as of April 30, 2017, was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended April 30, 2017			Period Ended April 30, 2017
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Equity contracts	Net Assets — Unrealized appreciation on swap contracts	$1,995,648	†	Net Assets — Unrealized depreciation on swap contracts	$6,769,331	†
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	40,831		Unrealized depreciation on forward foreign currency contracts	6,122,378

Total Derivatives not accounted for as hedging instruments		$2,036,479			$12,891,709

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market Value is reported within the Statement of Assets & Liabilities for swap contracts that have paid premiums.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2017, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$-	$(5,491,561)	$(5,491,561)
Foreign exchange contracts	(2,227,483)	-	(2,227,483)
Total	$(2,227,483)	$(5,491,561)	$(7,719,044)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$-	$(4,773,683)	$(4,773,683)
Foreign exchange contracts	(6,081,547)	-	(6,081,547)
Total	$(6,081,547)	$(4,773,683)	$(10,855,230)

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2017, the Fund’s financial instruments and derivative instruments are subject to a master netting arrangement.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its respective counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$1,995,648	$(1,995,648)	$-	$-	$-
	$1,995,648	$(1,995,648)	$-	$-	$-

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$6,769,331	$(1,995,648)	$4,773,683	$-	$4,773,683
Short sales	127,442,015	-	127,442,015	(127,442,015)	-
	$6,769,331	$(1,995,648)	$132,215,698	$(127,442,015)	$4,773,683

** Amounts presented represent unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums paid on fully funded total return swap contracts.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

† Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡ Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2017, the Fund paid $103,600 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 1.99% of the Fund’s average daily net assets until February 28, 2018

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

(the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018.

8. Investment Transactions:

For the period ended April 30, 2017, the Fund made purchases of $352,346,076 and sales of $66,585,355 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $116,626,879 and $226,625,797, respectively, for the period ended April 30, 2017. There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency and swap contracts) by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 289,392,810	$49,090,436	$(1,414,800)	$47,675,636

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 116,419,004	$131,495	$(11,154,506)	$(11,023,011)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Currency Risk — Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Derivatives Risk — The Fund’s use of forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is the risk that certain instruments may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs or derivatives thereon, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based or the ETF’s other holdings, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund.

Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Short Sale Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

11. Other:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters:

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2017.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 to April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period
Chilton Strategic European Equities Fund
Actual Portfolio Return	$1,000.00	$1,067.00	3.89%	$16.63	*

Hypothetical 5% Return	1,000.00	1,005.50	3.89	19.34	**

*Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 151/365 (to reflect the one-half year period shown.)

* Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 15, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be

THE ADVISORS’ INNER CIRCLE FUND III	CHILTON STRATEGIC EUROPEAN EQUITIES FUND APRIL 30, 2017 (Unaudited)

rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Chilton Strategic European Equities Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1 -877-446-3847

Investment Adviser:

Chilton Investment Company, LLC

1290 East Main Street, 1st Floor

Stamford, Connecticut 06902

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHL-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017